Schedule of Investments (unaudited)	iShares® U.S. Consumer Services ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.2%
Alaska Air Group Inc.(a)	40,558	$2,353,581
American Airlines Group Inc.(a)	208,306	4,245,276
Delta Air Lines Inc.(a)	208,100	8,303,190
JetBlue Airways Corp.(a)	103,208	1,526,446
Southwest Airlines Co.(a)	192,415	9,720,806
United Airlines Holdings Inc.(a)(b)	105,320	4,920,551
		31,069,850
Commercial Services & Supplies — 1.1%
Copart Inc.(a)	67,774	9,962,778
IAA Inc.(a)	43,939	2,657,431
Rollins Inc.	72,324	2,772,179
		15,392,388
Distributors — 0.3%
LKQ Corp.(a)	90,485	4,592,114

Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions Inc.(a)	19,839	2,965,931
Chegg Inc.(a)	46,205	4,095,149
frontdoor Inc.(a)	27,923	1,366,552
Grand Canyon Education Inc.(a)	15,068	1,391,831
H&R Block Inc.	59,039	1,449,407
Service Corp. International	54,717	3,419,265
Terminix Global Holdings Inc.(a)	41,848	2,197,020
		16,885,155
Entertainment — 11.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,228	341,133
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	66,168	3,105,264
Live Nation Entertainment Inc.(a)	47,007	3,708,382
Madison Square Garden Sports Corp.(a)	5,683	924,852
Netflix Inc.(a)	127,220	65,845,255
Roku Inc.(a)	37,504	16,063,338
Walt Disney Co. (The)(a)	403,158	70,963,871
Warner Music Group Corp., Class A	30,439	1,150,290
World Wrestling Entertainment Inc., Class A	14,717	726,726
		162,829,111
Food & Staples Retailing — 11.6%
Albertsons Companies Inc., Class A	14,942	322,747
BJ’s Wholesale Club Holdings Inc.(a)(b)	44,520	2,254,493
Casey’s General Stores Inc.	12,072	2,386,755
Costco Wholesale Corp.	143,893	61,833,700
Kroger Co. (The)	246,408	10,028,806
Sprouts Farmers Market Inc.(a)(b)	38,521	946,846
Sysco Corp.	166,341	12,342,502
Walgreens Boots Alliance Inc.	233,657	11,016,928
Walmart Inc.	444,333	63,339,669
		164,472,446
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp., Class A	48,122	5,879,065
Cardinal Health Inc.	94,440	5,607,847
		11,486,912
Hotels, Restaurants & Leisure — 19.2%
Airbnb Inc., Class A(a)(b)	47,773	6,879,790
Aramark	82,943	2,913,788
Booking Holdings Inc.(a)	13,355	29,090,662
Boyd Gaming Corp.(a)	26,315	1,499,955
Carnival Corp.(a)	259,991	5,628,805
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill Inc., Class A(a)	9,170	$17,087,745
Choice Hotels International Inc.	9,429	1,130,537
Churchill Downs Inc.	11,313	2,101,955
Cracker Barrel Old Country Store Inc.	7,758	1,056,484
Darden Restaurants Inc.	42,597	6,214,050
Domino’s Pizza Inc.	12,634	6,639,041
DraftKings Inc., Class A(a)(b)	105,719	5,127,372
Expedia Group Inc.(a)	46,031	7,405,007
Hilton Worldwide Holdings Inc.(a)	90,645	11,915,285
Hyatt Hotels Corp., Class A(a)	12,320	983,998
Las Vegas Sands Corp.(a)	107,025	4,532,509
Marriott International Inc./MD, Class A(a)	86,923	12,689,020
Marriott Vacations Worldwide Corp.(a)	13,906	2,049,327
McDonald’s Corp.	242,859	58,944,308
MGM Resorts International	132,516	4,973,325
Norwegian Cruise Line Holdings Ltd.(a)(b)	120,391	2,892,996
Planet Fitness Inc., Class A(a)	27,036	2,033,918
Royal Caribbean Cruises Ltd.(a)	71,332	5,483,291
Starbucks Corp.	383,513	46,569,984
Texas Roadhouse Inc.	21,366	1,969,304
Vail Resorts Inc.(a)	13,104	3,999,341
Wendy’s Co. (The)	57,629	1,337,569
Wyndham Hotels & Resorts Inc.	30,419	2,191,993
Wynn Resorts Ltd.(a)	34,264	3,369,179
Yum! Brands Inc.	96,962	12,739,837
		271,450,375
Interactive Media & Services — 1.0%
Pinterest Inc., Class A(a)	178,111	10,490,738
TripAdvisor Inc.(a)	31,908	1,210,908
ZoomInfo Technologies Inc., Class A(a)	33,580	1,804,925
		13,506,571
Internet & Direct Marketing Retail — 10.3%
Amazon.com Inc.(a)	41,864	139,306,228
Qurate Retail Inc., Series A	123,420	1,463,761
Wayfair Inc., Class A(a)(b)	24,009	5,794,812
		146,564,801
IT Services — 0.1%
LiveRamp Holdings Inc.(a)	22,278	891,343

Media — 11.3%
Altice USA Inc., Class A(a)	74,928	2,302,537
Cable One Inc.	1,761	3,324,750
Charter Communications Inc., Class A(a)	44,837	33,360,970
Comcast Corp., Class A	1,098,429	64,620,578
Discovery Inc., Class A(a)	54,900	1,592,649
Discovery Inc., Class C, NVS(a)	97,795	2,651,222
DISH Network Corp., Class A(a)	80,859	3,387,183
Fox Corp., Class A, NVS	106,414	3,794,723
Fox Corp., Class B	49,468	1,644,316
Interpublic Group of Companies Inc. (The)	128,022	4,526,858
Liberty Broadband Corp., Class A(a)	7,613	1,306,924
Liberty Broadband Corp., Class C, NVS(a)	52,142	9,254,684
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	26,255	1,225,846
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	55,514	2,564,747
New York Times Co. (The), Class A	47,360	2,073,421
News Corp., Class A, NVS	127,194	3,132,788
News Corp., Class B	39,751	934,546
Nexstar Media Group Inc., Class A	13,923	2,047,656
Omnicom Group Inc.	70,032	5,099,730

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Services ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Sirius XM Holdings Inc.	372,799	$2,412,010
TEGNA Inc.	71,716	1,270,808
ViacomCBS Inc., Class A	2,660	118,450
ViacomCBS Inc., Class B, NVS	197,100	8,067,303
		160,714,699
Multiline Retail — 5.1%
Dollar General Corp.	76,870	17,883,037
Dollar Tree Inc.(a)	75,493	7,533,446
Kohl’s Corp.	50,852	2,583,282
Ollie’s Bargain Outlet Holdings Inc.(a)	18,420	1,714,902
Target Corp.	161,003	42,029,833
		71,744,500
Professional Services — 1.0%
IHS Markit Ltd.	121,922	14,245,366

Road & Rail — 1.9%
AMERCO	2,949	1,733,894
Lyft Inc., Class A(a)	83,372	4,612,139
Uber Technologies Inc.(a)	481,264	20,915,734
		27,261,767
Specialty Retail — 21.4%
Aaron’s Co. Inc. (The)	11,145	321,756
Advance Auto Parts Inc.	21,317	4,520,483
AutoNation Inc.(a)(b)	17,562	2,130,798
AutoZone Inc.(a)	7,050	11,446,169
Best Buy Co. Inc.	72,550	8,150,993
Burlington Stores Inc.(a)	21,659	7,251,433
CarMax Inc.(a)	53,111	7,114,218
Carvana Co., Class A(a)(b)	21,086	7,117,790
Dick’s Sporting Goods Inc.	21,308	2,219,015
Five Below Inc.(a)	18,253	3,548,748
Floor & Decor Holdings Inc., Class A(a)	34,088	4,159,077
Foot Locker Inc.	33,600	1,917,216
Gap Inc. (The)	67,602	1,971,950
Home Depot Inc. (The)	327,616	107,520,295
L Brands Inc.	86,126	6,896,109
Lithia Motors Inc.	9,688	3,654,507
Lowe’s Companies Inc.	230,065	44,331,225
Security	Shares	Value

Specialty Retail (continued)
Murphy USA Inc.	8,165	$1,204,419
National Vision Holdings Inc.(a)(b)	26,453	1,427,933
O’Reilly Automotive Inc.(a)	22,690	13,701,130
Penske Automotive Group Inc.	10,480	928,528
Petco Health & Wellness Co. Inc.(a)	23,587	486,600
RH(a)	5,479	3,638,494
Ross Stores Inc.	116,004	14,232,531
TJX Companies Inc. (The)	392,527	27,009,783
Tractor Supply Co.	37,524	6,789,217
Ulta Beauty Inc.(a)	17,826	5,985,971
Williams-Sonoma Inc.	24,810	3,763,677
		303,440,065

Total Common Stocks — 100.0%
(Cost: $1,128,076,970)		1,416,547,463

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	23,730,089	23,741,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	653,000	653,000
		24,394,954
Total Short-Term Investments — 1.7%
(Cost: $24,386,761)		24,394,954

Total Investments in Securities — 101.7%
(Cost: $1,152,463,731)		1,440,942,417

Other Assets, Less Liabilities — (1.7)%		(23,787,415)

Net Assets — 100.0%		$1,417,155,002

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,823,267	$—	$(20,084,349	)(a)	$740	$2,296	$23,741,954	23,730,089	$20,369	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,273,000	—	(1,620,000	)(a)	—	—	653,000	653,000	31		—
					$740	$2,296	$24,394,954		$20,400		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Services ETF
July 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	09/17/21	$220	$3,660
S&P Consumer Discretionary Select Sector E-Mini Index	1	09/17/21	182	8,458
				$12,118

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,416,547,463	$—	$—	$1,416,547,463
Money Market Funds	24,394,954	—	—	24,394,954
	$1,440,942,417	$—	$—	$1,440,942,417
Derivative financial instruments(a)
Assets
Futures Contracts	$12,118	$—	$—	$12,118

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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